Financial and capital risk management - Effects of derivatives on the income statement, cash flow and other comprehensive income (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Financial instruments classification
Gain (loss) recognized in the income statement	$ 856	$ (86)	$ 417	$ (1,470)
Financial settlement inflows (outflows)	60	(114)	(139)	159
Net investments hedge
Financial instruments classification
Gain recognized in other comprehensive income	202	(119)	42	(639)
Thermal Coal Cash flow hedge
Financial instruments classification
Gain recognized in other comprehensive income	(7)		(7)
Cash flow hedge (Nickel and Palladium)
Financial instruments classification
Gain recognized in other comprehensive income	(28)	(49)	(19)	15
Others
Financial instruments classification
Financial settlement inflows (outflows)		2	1	67
Derivatives not designated as hedge | Foreign exchange and interest rate risk
Financial instruments classification
Gain (loss) recognized in the income statement	788	(230)	306	(1,321)
Financial settlement inflows (outflows)	(11)	(25)	(224)	(70)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | CDI & TJLP vs. US$ fixed and floating rate swap
Financial instruments classification
Gain (loss) recognized in the income statement	326	(185)	52	(865)
Financial settlement inflows (outflows)	(9)	(33)	(99)	(51)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | IPCA swap
Financial instruments classification
Gain (loss) recognized in the income statement	54	(24)	69	(256)
Financial settlement inflows (outflows)			(18)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Eurobonds Swap
Financial instruments classification
Gain (loss) recognized in the income statement		7	(28)	(27)
Financial settlement inflows (outflows)			(29)	(6)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Pre-dollar swap and forward (NDF)
Financial instruments classification
Gain (loss) recognized in the income statement	411	(28)	206	(173)
Financial settlement inflows (outflows)	(2)	8	(77)	(13)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Libor swap
Financial instruments classification
Gain (loss) recognized in the income statement	(3)		7
Financial settlement inflows (outflows)			(1)
Derivatives not designated as hedge | Commodities price risk
Financial instruments classification
Gain (loss) recognized in the income statement	64	99	106	(247)
Financial settlement inflows (outflows)	71	(91)	84	162
Derivatives not designated as hedge | Commodities price risk | Base metals products
Financial instruments classification
Gain (loss) recognized in the income statement			(2)	(1)
Financial settlement inflows (outflows)	(1)	38	(8)	292
Derivatives not designated as hedge | Commodities price risk | Gasoil Brent and Freight
Financial instruments classification
Gain (loss) recognized in the income statement	64	99	108	(246)
Financial settlement inflows (outflows)	72	(129)	92	(130)
Derivatives not designated as hedge | Others
Financial instruments classification
Gain (loss) recognized in the income statement	4	45	5	98
Derivatives not designated as hedge | Others | Others
Financial instruments classification
Gain (loss) recognized in the income statement	4	45	5	98
Financial settlement inflows (outflows)		$ 2	1	$ 67
Vale S.A. International | Designated hedge
Financial instruments classification
Financial instruments designated as hedging instruments, at fair value	$ 2,331		$ 2,331